Overview: - Significant events (Details) $ in Thousands, $ in Thousands																1 Months Ended	12 Months Ended
	Nov. 29, 2022 MXN ($)	Nov. 05, 2021 MXN ($)	Nov. 05, 2021 USD ($)	Oct. 15, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Feb. 18, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Dec. 30, 2020	Jun. 29, 2020 MXN ($)	May 12, 2020 MXN ($)	May 12, 2020 USD ($)	Apr. 23, 2020 MXN ($)	Apr. 01, 2020 MXN ($)	Oct. 31, 2017	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Sep. 30, 2021	Aug. 19, 2020 MXN ($)
Disclosure of geographical areas [line items]
Points to add interest rate																	1.25%		1.25%				1.25%	1.25%	1.25%
Net decrease in allowance for bad debts																			$ 28,519
Increase in allowance for bad debts																			28,519
Deferment investments																											$ 2,292,355
Loans received																	$ 6,415,986		11,229,606
Dividends														$ 2,463,000			4,509,000		2,463,000
Ordinary dividends																	2,709,000
Extraordinary dividend declared and paid																	1,800,000
Disposal of loans																	$ 1,498,076		$ 4,429,334		$ 245,520
Percentage of increase in consolidated income excluding construction services																	44.65%	44.65%	44.70%	44.70%	74.40%	74.40%
Percentage of increase in aeronautical revenues excluding construction services																	49.57%	49.57%	73.80%	73.80%
Percentage of decrease in aeronautical income																	45.10%	45.10%	0.30%	0.30%
Percentage of increse in aeronautical income																	46.60%	46.60%
Percentage of increase in non-aeronautical revenues																	42.80%	42.80%	4.00%	4.00%
Percentage of increase in non-aeronautical revenues																	37.22%	37.22%	75.20%	75.20%
Percentage of decrease in non-aeronautical income																			2.00%	2.00%
Amount of aid subsidy received under CRRSA Act																	$ 196,376	$ 9,595
Mexico
Disclosure of geographical areas [line items]
Percentage of increase in passenger traffic																			76.28%	76.28%
Points to add interest rate																	7.00%		7.00%				7.00%	7.00%	7.00%
Term of guaranteed notes receivable																	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Notes received pledged																			$ 4,463
Increase in allowance for bad debts																	$ 5,707		9,331
Loans received																	$ 4,650,000		$ 8,630,000
Percentage of increase in aeronautical revenues excluding construction services																	60.23%	60.23%
Percentage of increase in non-aeronautical revenues																	43.62%	43.62%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Percentage of increase in passenger traffic																			149.82%	149.82%
Points to add interest rate																	4.00%						4.00%
Net decrease in allowance for bad debts																			$ 1,575
Increase in allowance for bad debts																	$ 3,974
Loans received																	$ 1,765,986		$ 2,390,983				$ 167,897,539		$ 335,925,853
Percentage of increase in aeronautical revenues excluding construction services																	72.55%	72.55%
Percentage of increase in non-aeronautical revenues																	44.76%	44.76%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Percentage of increase in passenger traffic																			99.83%	99.83%
Net decrease in allowance for bad debts																			$ 36,275
Increase in allowance for bad debts																	$ 7,997		36,275
Loans received																			208,623					$ 10,000
Percentage of increase in aeronautical revenues excluding construction services																	3.61%	3.61%
Percentage of increase in non-aeronautical revenues																	14.65%	14.65%
Amount of grant offer under CARES Act.												$ 717,590	$ 33,417						33,477	$ 16,292	$ 717,590	$ 33,417
Amount of aid subsidy received under CARES Act												$ 367,752	$ 17,125						333,477	16,292	$ 367,752	$ 17,125
Amount of grant offer under CRRSA Act.								$ 210,574	$ 10,577
Amount of aid subsidy received under CRRSA Act																			20,122	$ 983
Amount of grant offer under ARP Act.		$ 731,106	$ 35,716														$ 731,106	$ 35,716
Subsidy received under ARPA																	350,901	$ 17,515
Banco Popular De Puerto Rico
Disclosure of geographical areas [line items]
Points to add interest rate										0.50%					0.50%
Term of loan										3 years					3 years
Disposal of loans															$ 239,200
Banco Popular De Puerto Rico | Mexico
Disclosure of geographical areas [line items]
Loans received											$ 1,500,000
Term of loan											18 months
Banco Popular De Puerto Rico | Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Loans received																			208,623					$ 10,000
Santandar
Disclosure of geographical areas [line items]
Borrowings, interest rate basis																28-day TIIE rate plus 125 basis points
Points to add interest rate																1.25%
Term of loan																5 years
Disposal of loans						$ 2,000,000
Santandar | Mexico
Disclosure of geographical areas [line items]
Borrowings, interest rate basis						28-day TIIE rate plus 150 basis points
Points to add interest rate						1.50%
Loans received																			2,000,000
Disposal of loans						$ 2,000,000
Santandar New
Disclosure of geographical areas [line items]
Borrowings, interest rate basis						28-day TIIE rate plus 150 basis points
Points to add interest rate						1.50%
Disposal of loans	$ 650,000
Santandar New | Mexico
Disclosure of geographical areas [line items]
Loans received						$ 2,650,000											2,650,000		2,650,000
BBVA Bancomer, S. A.
Disclosure of geographical areas [line items]
Borrowings, interest rate basis											28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%					TIIE rate of 28 days plus 1.25 points.
Points to add interest rate											1.50%					1.25%
Term of loan											18 months					7 years
Disposal of loans					$ 1,960,000		$ 20,000
BBVA Bancomer, S. A. | Mexico
Disclosure of geographical areas [line items]
Loans received																	$ 2,000,000		2,000,000
Disposal of loans					$ 1,960,000
BBVA Bancomer, S.A. New
Disclosure of geographical areas [line items]
Borrowings, interest rate basis				TIIE rate to 28 days plus an applicable margin
Points to add interest rate																										1.50%
Term of loan				7 years
BBVA Bancomer, S.A. New | Mexico
Disclosure of geographical areas [line items]
Borrowings, interest rate basis				28-day TIIE rate plus an applicable margin
Loans received				$ 2,000,000															$ 1,980,000
Term of loan				7 years